UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS
 As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 69.8%
	CONSUMER DISCRETIONARY – 5.2%
843,741	Fuyao Glass Industry Group Co., Ltd. Class H1	$2,561,289
127,049	InterContinental Hotels Group PLC	5,204,383
1,454,052	MGM China Holdings Ltd.	3,221,260
324,800	Nikon Corp.	4,830,753
40,800	Nitori Holdings Co., Ltd.	4,261,303
316,300	Sekisui Chemical Co., Ltd.	4,846,353
		24,925,341
	CONSUMER STAPLES – 10.1%
139,000	Asahi Group Holdings Ltd.	4,550,015
2,231,961	China Resources Beer Holdings Co., Ltd.*	4,721,087
56,127	Estee Lauder Cos., Inc. - Class A	4,361,068
77,400	FamilyMart Co., Ltd.	4,872,107
79,421	General Mills, Inc.	4,839,916
37,302	JM Smucker Co.	4,698,187
94,400	Kao Corp.	4,375,980
49,800	MEIJI Holdings Co., Ltd.	3,991,297
54,532	Reckitt Benckiser Group PLC	4,606,705
3,390,167	Sun Art Retail Group Ltd.	2,875,949
515,411	Tate & Lyle PLC	4,356,423
		48,248,734
	ENERGY – 1.5%
4,601,606	Banpu PCL	2,405,276
146,623	FMC Technologies, Inc.*	5,023,304
		7,428,580
	HEALTH CARE – 17.3%
322,600	Astellas Pharma, Inc.	4,498,070
102,999	Baxter International, Inc.	4,570,066
28,834	Becton, Dickinson and Co.	4,875,829
22,936	C.R. Bard, Inc.	4,829,175
203,100	Daiichi Sankyo Co., Ltd.	4,274,186
557,947	Elekta AB Class B	4,605,162
41,680	Johnson & Johnson	4,638,984
38,906	Laboratory Corp. of America Holdings*	4,896,320
1,830,828	Life Healthcare Group Holdings Ltd.	4,031,463
79,225	Merk & Co., Inc.	4,847,778
111,100	Otsuka Holdings Co., Ltd.	4,555,009
43,952	Stryker Corp.	4,995,584
71,100	Sysmex Corp.	4,335,418
50,400	Taisho Pharmaceutical Holdings Co., Ltd.	4,341,416
126,600	Terumo Corp.	4,505,481
169,900	Tsumura & Co.	4,626,979

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
53,612	Varian Medical Systems, Inc.*	$4,815,966
34,250	Waters Corp.*	4,609,022
		82,851,908
	INDUSTRIALS – 17.4%
71,454	Dover Corp.	5,188,275
232,100	Hitachi Construction Machinery Co., Ltd.	4,851,962
71,934	Ingersoll-Rand PLC[2]	5,361,960
218,600	Komatsu Ltd.	5,142,308
105,296	Kone Oyj Class B	4,633,046
204,300	Kurita Water Industries Ltd.	4,285,462
182,880	Metso OYJ	5,168,071
266,300	MISUMI Group, Inc.	4,819,945
1,098,700	Mitsubishi Heavy Industries Ltd.	4,956,922
120,500	Recruit Holdings Co., Ltd.	4,636,938
58,703	Rockwell Collins, Inc.	5,442,942
543,830	Rolls-Royce Holdings PLC*	4,597,173
423,168	Sandvik AB	5,005,347
1,420,067	SATS Ltd.	4,765,259
41,693	Siemens A.G.	4,699,943
41,923	Stanley Black & Decker, Inc.	4,973,325
123,100	TOTO Ltd.	4,789,673
		83,318,551
	INFORMATION TECHNOLOGY – 15.2%
45,040	Adobe Systems, Inc.*	4,630,562
5,900	Alphabet, Inc. - Class A*	4,577,692
53,116	ANSYS, Inc.*	4,994,498
102,951	CGI Group, Inc.*	4,876,626
158,737	Cisco Systems, Inc.	4,733,537
61,128	Dassault Systemes	4,656,269
125,093	Hexagon A.B. - B Shares	4,435,011
101,700	Horiba Ltd.	4,585,004
44,939	Intuit, Inc.	5,108,666
79,895	Microchip Technology, Inc.	5,287,451
80,240	Microsoft Corp.	4,835,263
68,229	NVIDIA Corp.	6,290,714
553,629	Sage Group PLC	4,550,121
62,418	Skyworks Solutions, Inc.	4,796,823
307,600	Yaskawa Electric Corp.	4,798,652
		73,156,889

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS – 3.1%
67,249	Celanese Corp.	$5,334,191
88,388	Dow Chemical Co.	4,924,979
323,300	Kuraray Co., Ltd.	4,641,075
		14,900,245
	TOTAL COMMON STOCKS (Cost $317,268,769)	334,830,248

Principal Amount

	U.S. TREASURY SECURITIES – 20.9%
	United States Treasury Bond
$10,700,000	3.125%, 8/15/2044	10,928,627
10,900,000	3.000%, 11/15/2045	10,838,262
12,000,000	2.500%, 5/15/2046	10,739,532
12,800,000	2.250%, 8/15/2046	10,832,499
	United States Treasury Note
14,100,000	1.500%, 5/31/2020	14,065,850
15,800,000	2.125%, 8/15/2021	15,987,009
15,900,000	2.000%, 8/15/2025	15,467,711
12,300,000	1.625%, 2/15/2026	11,543,267

	TOTAL U.S. TREASURY SECURITIES (Cost $108,805,689)	100,402,757

	SHORT-TERM INVESTMENTS – 9.2%
44,373,133	UMB Money Market Fiduciary, 0.01%[3]	44,373,133

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,373,133)	44,373,133

	TOTAL INVESTMENTS – 99.9% (Cost $470,447,591)	479,606,138
	Other Assets in Excess of Liabilities – 0.1%	521,670

	TOTAL NET ASSETS – 100.0%	$480,127,808

PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,561,289.

[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Gavekal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

Note 1 – Organization
Gavekal KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

Gavekal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2016 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At November 30, 2016, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$470,482,904

Gross unrealized appreciation	$29,765,155
Gross unrealized depreciation	(20,641,921)

Net unrealized appreciation on investments	$9,123,234

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Gavekal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2016 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$-	$24,925,341	$-	$24,925,341
Consumer Staples	16,775,120	31,473,614	-	48,248,734
Energy	5,023,304	2,405,276	-	7,428,580
Health Care	43,078,724	39,773,184	-	82,851,908
Industrials	25,731,761	57,586,790	-	83,318,551
Information Technology	50,131,832	23,025,057	-	73,156,889
Materials	10,259,170	4,641,075	-	14,900,245
U.S. Treasury Securities	-	100,402,757	-	100,402,757
Short-Term Investments	44,373,133	-	-	44,373,133
Total Investments	$195,373,044	$284,233,094	$-	$479,606,138

*
In accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $183,830,337 of investment securities were classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

Gavekal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2016 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	01/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	01/30/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	01/30/17